PROVISION FOR EMPLOYEE BENEFITS - long term provisions (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Long term provision for employee benefits
Provision for post-employment benefits	₺ 5,297	₺ 3,299
Post-employment benefits
Long term provision for employee benefits
Provision for post-employment benefits	₺ 5,297	₺ 3,299	₺ 1,970